Document and Entity Information	12 Months Ended
Jun. 30, 2022 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Jun. 30, 2022
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38405
Entity Registrant Name	Bioceres Crop Solutions Corp.
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Ocampo 210 bis, Predio CCT,
Entity Address, City or Town	Rosario
Entity Address, Country	AR
Entity Common Stock, Shares Outstanding	45,870,346
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Central Index Key	0001769484
Current Fiscal Year End Date	--06-30
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Name	Price Waterhouse & Co. S.R.L.
Auditor Firm ID	1349
Auditor Location	Rosario, Argentina
Business Contact
Document Information [Line Items]
Contact Personnel Name	Maria Paula Savanti
Entity Address, Address Line One	Ocampo 210 bis, Predio CCT,
Entity Address, City or Town	Rosario
Entity Address, Country	AR
City Area Code	54
Local Phone Number	341-4861122
Contact Personnel Email Address	investorrelations@biocerescrops.com
Ordinary Shares, par value US$0.0001 per share
Document Information [Line Items]
Title of 12(b) Security	Ordinary Shares, par value US$0.0001 per share
Trading Symbol	BIOX
Security Exchange Name	NASDAQ